Hotel Operating Costs (Tables)	12 Months Ended
Dec. 31, 2021
Operating Expenses [Abstract]
Schedule Of Hotel Operating Costs

Hotel operating costs include all direct costs incurred in the operation of the leased-and-operated hotels and cost of providing franchise services and consist of the following:

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Rental	79,597,408	118,295,183	235,568,383	36,965,820
Utilities	19,119,300	15,372,385	25,782,913	4,045,902
Personnel cost	38,277,298	46,941,757	82,114,394	12,885,540
Depreciation and amortization	34,727,153	53,850,494	80,575,644	12,644,077
Consumable, food and beverage	32,337,115	43,257,796	69,495,702	10,905,392
Costs of hotel manager of franchised-and-managed hotels	96,565,044	91,664,745	114,779,305	18,011,378
Other costs of franchised-and-managed hotels	29,192,923	22,985,917	26,123,578	4,099,359
Others	9,010,238	9,291,029	16,936,986	2,657,782
Total	338,826,479	401,659,306	651,376,905	102,215,250